Related party transactions (Details Narrative)		12 Months Ended
	Oct. 09, 2019 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 04, 2019 CNY (¥)	Oct. 14, 2019 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement [Line Items]
Interest Expenses		¥ 19,125,000	¥ 21,701,000	¥ 21,826,000
Loans Payable		161,439,000	161,439,000
Loan Receivables		¥ 248,350,000	753,043,000
Deposited In Bank Accounts										¥ 9,000,000.0
Loan Extension Agreement [Member]
Statement [Line Items]
Borrowed Amount											¥ 10,000.0
Borrowings Interest Rate, Percentage											15.00%
Penalty Interest Rate											9.00%
Loan Extension Agreement September 2019 [Member]
Statement [Line Items]
Borrowings Interest Rate, Percentage		15.00%
Penalty Interest Rate		9.00%
Chutian And Mr Wei [Member]
Statement [Line Items]
Loans Payable To Related Parties		¥ 10,000.0						$ 10,000.0
Interest Expense	¥ 787,500,000	2,000.0	2,500.0
Repay Borrowings Principal Amount	¥ 10,000.0								¥ 10,000.0
Interest Payable		9,200	7,200
Chief Executive Officer [Member] | In 2018 [Member]
Statement [Line Items]
Interest Payable To Related Parties		1,700	1,800
Borrowed Amount					¥ 17,300	¥ 20,000.0
Ownership Interest, Percentage						80.80%
Borrowings Interest Rate, Percentage						12.00%
Repayments Of Loan Payable		10,000	130,000,000		14,700	¥ 500
Interest Expenses		107,000,000	118,000,000	¥ 700,000
Offset Against Loan Payable					9,900
Loans Payable		900	900		3,100
Wang Hailin [Member]
Statement [Line Items]
Loans Payable To Related Parties		10,000.0	10,000.0
Interest Payable To Related Parties		¥ 11,400	¥ 9,000.0
Borrowed Amount											¥ 10,000.0
Borrowings Interest Rate, Percentage											10.00%
Variable Interest Entity											7.70%
Hubei Daily Media Group [Member] | Lease commitment [Member]
Statement [Line Items]
Variable Interest Entity		20.00%	20.00%					20.00%
Consulting Expenses		¥ 500	¥ 500
Consulting Expenses Payable		2,500	¥ 2,500
Hubei New Nature Investment Co [Member]
Statement [Line Items]
Offset Against Loan Payable					22,600
Loans Payable		¥ 700.0
Variable Interest Entity		80.80%	80.80%					80.80%
Payable To Related Party		¥ 10,500	¥ 10,500
Operating Expenses					700
Guarantee Expenses		2,800	2,800.0
Paid Reverse Merger Expenses On Behalf						¥ 10,900	¥ 11,300
Debt Transferred		700
Debt Repaymnet Amount			484,000,000
Hubei Baoli Ecological Conservation [Member]
Statement [Line Items]
Variable Interest Entity												4.30%
Loan Receivables												¥ 8,000.0
Interest Income Rate												36.00%
Kang Chen [Member]
Statement [Line Items]
Variable Interest Entity												4.30%
Loan Receivables												¥ 3,000.0
Interest Income Rate												36.00%
Li Ling [Member]
Statement [Line Items]
Borrowed Amount					¥ 10,000.0
Borrowings Interest Rate, Percentage					12.00%
Repayments Of Loan Payable					¥ 3,000.0
Interest Expenses					¥ 29,000,000
Variable Interest Entity					2.50%
Deposited In Bank Accounts					¥ 12,000.0
Loan Payable					¥ 3,000.0
Hubei Shanyin Wealth Management Co., Ltd [Member]
Statement [Line Items]
Deposited In Bank Accounts										¥ 2,900,000
Hubei Shanyin Wealth Management Co., Ltd [Member] | Chief Executive Officer [Member]
Statement [Line Items]
Loans Payable To Related Parties		50,000.0	50,000.0
Ownership Interest, Percentage						69.50%
Borrowings Interest Rate, Percentage						9.00%
Interest Expenses		4,700	4,700
Loans Payable						¥ 60,000.0
Interest Payable		¥ 24,400	¥ 19,700